Leases - Additional Information (Details) $ in Millions	1 Months Ended
	Sep. 03, 2019 rig	Dec. 31, 2018 USD ($)
Leases [Abstract]
Number of leased jack-up rigs | rig	3
Rental commitments, total		$ 38
Rental commitments, 2019		11
Rental commitments, 2020		9
Rental commitments, 2021		9
Rental commitments, 2022		5
Rental commitments, 2023		3
Rental commitments, thereafter		$ 1